Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Amounts of Personnel Expenses Including Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Salaries, including bonuses	$ (40,890)	$ (41,890)	$ (43,235)
Social security contribution, excluding amounts related to share-based compensation	(6,519)	(5,825)	(5,222)
External temporary hires	(15,568)	(11,796)	(10,318)
Defined contribution pension expense	(4,135)	(3,814)	(4,752)
Other personnel-related expenses	(2,827)	(2,476)	(1,758)
Total personnel expenses, excluding share-based compensation	(69,940)	(65,801)	(65,285)
Total personnel expenses, including share-based compensation	(79,658)	(82,750)	(74,588)
Opera [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	(6,846)	(10,500)	(7,439)
Kunlun [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ (2,872)	$ (6,450)	$ (1,865)